Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Nov. 28, 2017	Sep. 30, 2017	Sep. 30, 2016	Nov. 16, 2015	Sep. 30, 2015	Sep. 30, 2014
PGIM Securitized Credit Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,001.31	$ 13,657.94	$ 12,540.50	$ 12,816.75	$ 11,931.72	$ 12,085.88	$ 11,721.38		$ 11,212.20	$ 10,471.07	$ 10,000.00
PGIM Securitized Credit Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 14,936.48	13,607.20	12,498.53	12,781.28	11,903.92	12,063.35	11,704.63		11,201.75	10,466.52	10,000.00
PGIM Securitized Credit Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 13,665.42	12,577.17	11,668.46	12,054.97	11,328.40	11,607.40	11,374.32		10,994.69	10,375.75	10,000.00
PGIM Securitized Credit Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 14,129.54	12,908.54	11,884.79	12,183.94	11,376.37	11,557.64	11,241.95		10,786.57	10,103.50	9,674.56
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 24,431.53	17,947.08	14,773.73	17,503.06	13,493.45	11,721.59	11,257.47	$ 10,000.01
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 34,333.80	25,246.07	20,809.75	24,679.15	19,039.47	16,552.06	15,907.08		13,518.27	11,426.17		$ 9,922.02	$ 10,000.02
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 34,520.60	25,368.53	20,900.92	24,772.46	19,100.68	16,593.65	15,936.87		13,538.31	11,434.41		9,923.09	10,000.01
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 31,220.41	23,189.45	19,307.36	23,116.86	18,008.07	15,799.61	15,326.92		13,149.64	11,216.06		9,829.84	10,000.02
PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 32,291.90	23,812.12	19,681.40	23,405.06	18,109.62	15,785.89	15,215.17		12,967.21	10,991.65		9,570.53	9,675.07
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,690.428858373916	10,478.246464145277	10,411.153216949309	12,190.987968763613	12,301.101654541546	11,498.001698029033	10,424.665051458003		10,553.001594501286	10,545.339711336701	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098.02	25,740.82	21,165.42	25,039.56	19,260.46	16,726.55	16,044.06	$ 10,000	13,606.99	11,472.10		$ 9,938.54	$ 10,000
ICE BofA US 3Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,773.924187125458	$ 11,164.72215295175	$ 10,686.832781493151	$ 10,621.350412590928	$ 10,613.942511216959	$ 10,498.460432256461	$ 10,253.89820878649		$ 10,093.272871723282	$ 10,027.48606850853	$ 10,000